Nature of Operations	12 Months Ended
Dec. 31, 2024
Nature of Operations [Abstract]
NATURE OF OPERATIONS
NOTE 1:	NATURE OF OPERATIONS

Bitfarms Ltd. was incorporated under the Canada Business Corporations Act on October 11, 2018 and continued under the Business Corporations Act (Ontario) on August 27, 2021. The consolidated financial statements of the corporation comprise the accounts of Bitfarms Ltd. and its wholly-owned subsidiaries (together referred to as the “Company” or “Bitfarms”). The common shares of the Company are listed on the Nasdaq Stock Market and the Toronto Stock Exchange (Nasdaq/TSX: BITF). Its registered office is located at 110 Yonge Street, Suite 1601, Toronto, Ontario, Canada, M5C 1T4.

The activities of the Company are mainly comprised of selling its computational power used for hashing calculations for the purpose of cryptocurrency mining in multiple jurisdictions as described in Note 30 “Geographical Information”. The Company’s operations are currently located in Canada, Paraguay, the United States and Argentina. Volta, a wholly-owned subsidiary of the Company, assists the Company in building and maintaining its data centers and provides electrician services to both commercial and residential customers in Quebec, Canada.

Bitfarms primarily owns and operates data centers housing computers (referred to as “Miners”) designed for the purpose of validating transactions on the Bitcoin Blockchain (referred to as “Mining”). Bitfarms generally operates its Miners 24 hours per day to produce computational power used for hashing calculations (measured by hashrate) that Bitfarms sells to Mining pool operators under a formula-driven rate commonly known in the industry as Full Pay Per Share (“FPPS”). Under FPPS, Mining pool operators compensate Mining companies for their computational power used for hashing calculations, measured by hashrate, based on what the Mining pool operator would expect to generate in revenue for a given time period if there was no randomness involved. The fee paid by a Mining pool operator to Bitfarms for its computational power used for hashing calculations may be in cryptocurrency, U.S. dollars, or another currency. However, the fees are paid to the Company on a daily basis in BTC (as defined below). Bitfarms accumulates the cryptocurrency fees it receives or exchanges them for U.S. dollars through reputable and established cryptocurrency trading platforms.

Terms and definitions

In these financial statements, the terms below have the following definitions:

	Term	Definition
1	Backbone	Backbone Hosting Solutions Inc.
2	Volta	9159-9290 Quebec Inc.
3	Backbone Argentina	Backbone Hosting Solutions SAU
4	Backbone Paraguay	Backbone Hosting Solutions Paraguay SA
5	Backbone Mining	Backbone Mining Solutions LLC
6	Orion	Orion Constellation Technologies Inc.
7	Backbone Sharon	Backbone Sharon LLC
8	Backbone Paso Pe	D&N Ingenieria SA
9	Backbone Yguazu	Zunz SA
10	Backbone Paraguay LP	Bitfarms Paraguay LP
11	BTC	Bitcoin
12	BVVE	Blockchain Verification and Validation Equipment (primarily Miners and mining-related equipment)
13	MW	Megawatt
14	CAD	Canadian dollars
15	USD	U.S. dollars
16	ARS	Argentine Pesos